Condensed Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Sep. 30, 2013
Current assets:
Cash	$ 354,065	$ 223,835
Accounts receivable, net	7,033,600	7,345,912
Inventory	1,336,164	1,249,220
Prepaid expenses and other	54,338	38,998
Total current assets	8,778,167	8,857,965
Customer contracts, net of accumulated amortization of $1,143,619 and $935,361, respectively	1,226,263	1,434,521
Goodwill	825,894	825,894
Patents, net of accumulated amortization of $387,176 and $355,458, respectively	535,202	566,920
Property and equipment, net	567,823	570,360
Deposits and other assets	53,479	106,950
Domain name, net of accumulated amortization of $3,039 and $2,860, respectively	11,261	11,440
Total assets	11,998,089	12,374,050
Current liabilities:
Accounts payable	4,885,659	6,621,234
Accounts payable, related-party	72,173	251,386
Accrued expenses	1,406,176	1,267,201
Derivatives liability	0	795,151
Current portion of notes payable	1,028,166	1,278,585
Notes payable, related-party	85,365	1,892,415
Dividends payable	14,311	3,471
Total current liabilities	7,491,850	12,109,443
Notes payable, net of current portion	741,808	1,055,918
Total liabilities	8,233,658	13,165,361
Stockholders' equity (deficit):
Preferred stock, $.00001 par value: 10,000,000 shares authorized; 0 and 480,000 shares of Series C; 45,000 and 938,218 shares of Series D; 70,070 and 61,723 shares of Series E; and 4,353 and 0 shares of Series F, respectively	1	15
Common stock, $.00001 par value: 50,000,000 shares authorized; 32,944,215 and 21,775,303 shares outstanding, respectively	330	220
Additional paid-in capital, common and preferred	69,992,052	62,519,542
Accumulated deficit	(66,227,952)	(63,311,088)
Total stockholders' equity (deficit)	3,764,431	(791,311)
Total liabilities and stockholders' equity	$ 11,998,089	$ 12,374,050